Document and Entity Information	3 Months Ended
Mar. 31, 2012
Document and Entity Information
Entity Registrant Name	URANIUM RESOURCES INC /DE/
Entity Central Index Key	0000839470
Document Type	S-4
Document Period End Date	Mar. 31, 2012
Amendment Flag	false
Entity Filer Category	Accelerated Filer